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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2



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 1.    Name and address of issuer:

       General American Separate Account Twenty-Nine
       c/o General American Life Insurance Company
       13045 Tesson Ferry Road, St Louis, MO 63128
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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes ofsecurities of the issuer, check the box but do not list series or
       classes)              [X]

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 3.    Investment Company Act File Number: 811-7252


       Securities Act File Number: 33-54774 No fee is being paid.

       CIK 0000892775

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 4(a). Last day of fiscal year for which this Form is filed: December 31, 2005



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 4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

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 4(c). [_] Check box if this is the last time the issuer will be filing this
           Form.

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
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 5.    Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during
              the fiscal year pursuant to section 24(f):                              $52,107
                                                                                      ------------
       (ii)   Aggregate price of securities redeemed
              or repurchased during the fiscal year:               $4,293,090
                                                                   --------------
       (iii)  Aggregate price of securities redeemed
              or repurchased during any prior fiscal year
              ending no earlier than October 11, 1995 that were
              not previously used to reduce registration fees
              payable to the Commission:                           $260,169,211
                                                                   --------------
       (iv)   Total available redemption credits [add
              Items 5(ii) and 5(iii)]:                                            -   $264,462,301
                                                                                      ------------
       (v)    Net sales -- if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                        $0
                                                                                      ------------
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       (vi)   Redemption credits available for use in future
              years -- if Item 5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                $(264,410,194)
                                                                   --------------
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       (vii)  Multiplier for determining registration fee
              (See Instruction C.9):                                              x   .0001070
                                                                                      ------------
       (viii) Registration fee due [multiply Item 5(v) by
              Item 5(vii)] (enter "0" if no fee is due):                          =   $0
                                                                                      ============
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 6.    Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of1933 pursuant to rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or otherunits)
       deducted here: NA. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remainingunsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, thenstate that number here: NA

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 7.    Interest due-- if this Form is being filed more than
       90 days after the end of the issuer'sfiscal year (see
       Instruction D):
                                                                                  +   $0
                                                                                      ------------
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 8.    Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]: 33-54774. No fee is being paid.
                                                                                  =   $0
                                                                                      ============
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 9.    Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              Method of Delivery:

                          [_]  Wire Transfer CIK No. 0000892775
                          [_]  Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title) By: /S/ William C. Lane
                             --------------------------
                             William C. Lane: Vice
                             President and Associate
                             General Counsel

Date: March 17, 2006

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